FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

Dear Shareholder:

     The Flaherty & Crumrine Preferred Income Opportunity Fund ("PFO") produced a total return on Net Asset Value ("NAV") of 2.4%(1) during the three month period ending August 31, 2004. Since the beginning of the fiscal year on December 1, 2003, the total return on NAV has been 3.6%.

     The NAV returns are consistent with our expectations for how the Fund should perform during periods of volatile long-term interest rates. As can be seen from the chart below, the yield on the 30 year U.S. Treasury bond has changed direction in each of the first three fiscal quarters of 2004 (changes in the value of the Fund's assets and hedge positions are closely correlated to the performance of this bond). The decline in rates during the first fiscal quarter contributed to strong returns for the period. The subsequent jump in rates during the second fiscal quarter resulted in negative returns for the period, as the Fund's hedges only partially offset the drop in value of the Fund's investment portfolio.

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                     YIELD ON LONG-TERM U.S. TREASURY BOND

DATE       YIELD
12/01/03   5.155%
12/05/03   5.047%
12/12/03   5.090%
12/19/03   4.959%
12/26/03   4.969%
01/02/04   5.170%
01/09/04   4.964%
01/16/04   4.892%
01/23/04   4.938%
01/30/04   4.965%
02/06/04   4.928%
02/13/04   4.916%
02/20/04   4.954%
02/27/04   4.855%
03/05/04   4.743%
03/12/04   4.707%
03/19/04   4.718%
03/26/04   4.771%
04/02/04   4.972%
04/09/04   5.028%
04/16/04   5.174%
04/23/04   5.246%
04/30/04   5.281%
05/07/04   5.462%
05/14/04   5.500%
05/21/04   5.460%
05/28/04   5.345%
06/04/04   5.461%
06/11/04   5.474%
06/18/04   5.374%
06/25/04   5.336%
07/02/04   5.205%
07/09/04   5.213%
07/16/04   5.121%
07/23/04   5.171%
07/30/04   5.203%
08/06/04   5.034%
08/13/04   5.008%
08/20/04   5.027%
08/27/04   5.016%
08/31/04   4.935%
--------------------------------------------------------------------------------
     As we began the most recent fiscal quarter, the Fund's hedge positions had appreciated significantly and were offsetting changes in value of the preferred portfolio almost dollar-for-dollar. Following the weakness in March and April we were unwilling to risk further declines in NAV, so we maintained the existing hedge position. If interest rates had continued to rise, the NAV of the Fund should have remained reasonably stable. That is exactly how the Fund's safety net hedging strategy is intended to work!

     Shortly after the start of the third quarter, long-term interest rates reversed course and began a steady DECLINE, despite the fact that the Federal Reserve began INCREASING short-term rates in June (for a more detailed discussion of the economic conditions driving interest rates, see the "3rd Quarter Economic Update" on the Fund's website: WWW.PREFERREDINCOME.COM). As expected, the Fund's preferred securities appreciated throughout the period, while the hedge fell in value, dragging down overall performance. Initially this drag was substantial, but it lessened as rates continued to fall.

     The Fund also benefited from a modest, favorable move in the relationship between the Fund's preferred securities and U.S. Treasuries. Simply stated, the price of our preferreds rose by more than the price of corresponding Treasury bonds during the quarter. This was the opposite of conditions in the previous quarter.


--------------------------
 (1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

     NAV investment performance is comprised of principal change and income. The discussion to this point has focused on factors that impact the principal change. Let's turn to the other component of performance -- income. The Fund's investment portfolio continues to produce sufficient amounts of dividend and interest income to support the current monthly dividend. There are, however, some warning flags on the horizon.

     The Federal Reserve's present policy of raising short-term interest rates directly affects the Fund by increasing the cost of its leverage. The Fed's policy has been in place for some time now, and we have factored it into our management strategy. However, changes in long-term interest rates and the resulting impact on income are more difficult to plan for. If long-term interest rates rise, the Fund's hedges should appreciate and enable the Fund to purchase additional income-producing securities; this additional income should tend to offset the higher leverage expense.

     Things get more challenging if long-term rates decline. This so-called "bull flattening" scenario (short-term rates rise while long-term rates decline), initially puts a strain on distributable income. Once again, the cost of LEVERAGE goes up along with higher short-term rates, but now the income generated by the investment portfolio may at some point actually fall if issuers retire older preferred securities with relatively high coupons and replace them with new issues that pay a lower rate (the issuer is analogous to a homeowner refinancing a mortgage when interest rates drop).

     Fortunately, there is a bright side to this scenario -- as the yield curve flattens, the cost of the Fund's HEDGING strategy falls. The mathematics behind this are fairly complicated, but the concept is quite simple. Hedging a long-term security creates a package that closely resembles a short-term security. The market imposes a "charge" for this transformation, the amount of which is closely tied to the difference between long-term and short-term interest rates. The larger the difference, the more expensive it is to hedge. Therefore, the cost of hedging declines when the yield curve flattens and the interest rate differential shrinks. The benefits to the Fund don't materialize immediately, but they can be significant over time.

     Changes in investment income, leverage expense and the cost of hedging (as well as other factors like realized gains or losses) mean that setting the dividend rate entails both science and art. We carefully monitor all of these moving parts, and do our best to set a rate that is sustainable under current market conditions.

     Readers will notice some changes to the appearance of the information that follows. These changes are in accordance with recent changes to the SEC rules on shareholder reporting. The biggest change is the inclusion of a complete listing of the investment portfolio (previous reports for the Fund's first and third fiscal quarters did not include a portfolio listing). In addition, we've included a page entitled "Portfolio Overview" that contains a number of schedules summarizing important measures of the Fund's investments.

     We hope you will also continue to visit the Fund's web site at www.preferredincome.com where a broad range of information about the Fund is updated regularly. We also encourage you to visit WWW.PREFERREDSTOCKGUIDE.COM. It contains useful information about most of the issues that make up the preferred securities universe.


           Sincerely,

           /S/DONALD F. CRUMRINE                          /S/ROBERT M. ETTINGER

           Donald F. Crumrine                             Robert M. Ettinger
           Chairman of the Board                          President

October 11, 2004

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OVERVIEW
AUGUST 31, 2004
------------------------------------------------------------------

FUND STATISTICS ON 8/31/04
--------------------------------------------
Net Asset Value               $      12.32

Market Price                  $      13.79

Premium/Discount                     11.93%

Yield on Market Price                 6.57%

Common Shares
Outstanding                     11,556,706


MOODY'S RATINGS             % OF PORTFOLIO
--------------------------------------------
AAA                                   0.5%

AA                                    4.8%

A                                    27.0%

BBB                                  41.6%

BB                                   18.2%

Not Rated                             6.5%
--------------------------------------------
Below Investment Grade*              17.2%
* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


INDUSTRY CATEGORIES           % OF PORTFOLIO
--------------------------------------------
Utilities               45%
Banks                   24%
Financial Services      13%
Insurance                8%
Oil and Gas              6%
Other                    3%
REITs                    1%


TOP 10 HOLDINGS BY ISSUER     % OF PORTFOLIO
--------------------------------------------
J.P. Morgan Chase                     6.7%

Lehman Brothers                       5.9%

Interstate Power                      5.1%

Citigroup                             4.1%

The Bear Stearns Cos.                 3.8%

Duke Energy                           3.6%

Alabama Power                         3.6%

Xcel Energy                           3.4%

EOG Resources                         3.2%

Cobank                                3.1%

                                                                                          % OF PORTFOLIO**
-----------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                    79%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                79%

-----------------------------------------------------------------------------------------------------------
** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF FUND DISTRIBUTIONS.
   THESE  PERCENTAGES CAN, AND DO, CHANGE,  PERHAPS  SIGNIFICANTLY, DEPENDING  ON MARKET  CONDITIONS.
   INVESTORS  SHOULD  CONSULT  THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
---------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                         ------------
PREFERRED SECURITIES -- 93.7%
               BANKING -- 23.6%
---------------------------------------------------------------------------------------------------------------------
               ABN AMRO North America, Inc.:
        1,165    6.46% Pfd., 144A*** ..........................................................    $      1,223,174*
        3,500    6.59% Pfd., 144A*** ..........................................................           3,721,602*
     $150,000  BT Capital Trust B, 7.90% 01/15/27, Capital Security ...........................             167,575(1)
     $660,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ................             736,501(1)
               Citigroup, Inc.:
       82,435    5.864% Pfd., Series M ........................................................           4,195,117*
        7,700    6.213% Pfd., Series G ........................................................             402,941*
       46,000    6.231% Pfd., Series H ........................................................           2,425,120*
       31,850    6.365% Pfd., Series F ........................................................           1,683,432*
               Cobank, ACB:
       45,000    7.00% Pfd., 144A*** ..........................................................           2,437,425*
       75,000    Adj. Rate Pfd., 144A*** ......................................................           4,228,125*
     $500,000  Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B .             610,860
   $2,250,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ...........           2,577,127(1)
     $719,000  First Union Institutional Capital I, 8.04% 12/01/26 Capital Security ...........             806,420
   $1,885,000  First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ..........           2,092,661
   $4,349,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ....................           5,019,681
        9,900  HSBC USA, Inc., $2.8575 Pfd. ...................................................             512,721*
               J.P. Morgan Chase & Co.:
       36,500    6.625% Pfd., Series H ........................................................           1,946,545*
      132,425    Series A, Adj. Rate Pfd. .....................................................          12,183,100*
   $1,350,000  Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security ...............           1,521,207
   $1,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ....................           1,708,995
-------------------------------------------------------------------------------------------------------------------
                                                                                                         50,200,329
                                                                                                   ----------------
               FINANCIAL SERVICES -- 13.4%
---------------------------------------------------------------------------------------------------------------------
               The Bear Stearns Companies Inc.:
       63,750    5.49% Pfd., Series G .........................................................           3,049,800*
      100,323    5.72% Pfd., Series F .........................................................           5,056,781*
               Freddie Mac:
        6,975    5.00% Pfd., Series F .........................................................             310,841*
       25,500    5.10% Pfd., Series H .........................................................           1,159,102*
               Lehman Brothers Holdings, Inc.:
       60,150    5.67% Pfd., Series D .........................................................           2,909,155*
      159,505    5.94% Pfd., Series C .........................................................           7,947,337*
       64,000    6.50% Pfd., Series F .........................................................           1,668,160*
      113,400  SLM Corporation, 6.97% Pfd., Series A ..........................................           6,366,276*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         28,467,452
                                                                                                   ----------------

                                        4

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                                            ------------------------------------

SHARES/$ PAR                                                                                             VALUE
-------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- 7.8%
---------------------------------------------------------------------------------------------------------------------
       15,850  Everest Re Capital Trust II, 6.20% Pfd. Series B ...............................    $        377,943(1)
   $4,395,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ................           4,765,674
           18  Premium Assets, Series A, Zurich RegCaPS Variable Inverse Pfd., Pvt. ...........           1,996,798*
   $5,734,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ..................           5,138,066
               Zurich RegCaPS Funding Trust:
        2,600    6.01% Pfd., 144A*** ..........................................................           2,640,300*
        1,600    6.58% Pfd., 144A*** ..........................................................           1,657,808*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         16,576,589
                                                                                                   ----------------
               UTILITIES -- 41.4%
---------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
        4,980    4.60% Pfd. ...................................................................             447,079*
        6,485    4.72% Pfd. ...................................................................             597,366*
          868    4.92% Pfd. ...................................................................              83,345*
       43,400    5.20% Pfd. ...................................................................           1,051,148*
      225,000    5.30% Pfd. ...................................................................           5,429,250*
        2,049  Appalachian Power Company, 5.92% Sinking Fund Pfd. .............................             206,047*
       23,750  Avista Corporation, $6.95 Sinking Fund Pfd., Series K ..........................           2,380,225*
        6,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ......................             628,680*
       10,000  Boston Edison Company, 4.78% Pfd. ..............................................             943,300*
        1,628  Central Hudson Gas & Electric Corporation, 4.35% Pfd., Series D, Pvt. ..........             131,420*
       10,000  Central Illinois Light Company, 4.64% Pfd. .....................................             898,550*
        8,160  Central Illinois Public Service Company, 4.90% Pfd. ............................             773,731*
        3,798  Central Maine Power Company, 4.75% Pfd. ........................................             325,963*
       22,238  Central Vermont Public Service Corporation, 8.30% Pvt. Sinking Fund Pfd. .......           2,314,197*
               Connecticut Light & Power Company:
          900    4.50% Pfd. ...................................................................              34,447*
        2,900    $2.20 Pfd., Series 1949 ......................................................             115,275*
        8,502    $3.24 Pfd. ...................................................................             444,910*
        2,000  Consolidated Edison Company of New York, 4.65% Pfd., Series C ..................             184,310*
               Duke Energy Corporation:
        8,004    4.50% Pfd., Series C, Pvt. ...................................................             680,820*
       11,256    6.75%, Sinking Fund Pfd., Series X ...........................................           1,170,399*
       34,943    7.85% Pfd., Series S .........................................................           3,624,463*
               Duquesne Light Company:
       15,030    3.75% Pfd. ...................................................................             477,653*
       25,775    6.50% Pfd. ...................................................................           1,326,897*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
-----------------------------------

SHARES/$ PAR                                                                                             VALUE
-------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
        5,000  Energy East Capital Trust I, 8.25% Pfd. ........................................    $        133,175
               Entergy Arkansas, Inc.:
        2,840    4.56% Pfd. ...................................................................             223,196*
        3,050    4.56% Pfd., Series 1965 ......................................................             239,699*
        1,050    6.08% Pfd. ...................................................................             105,598*
       13,500    7.40% Pfd. ...................................................................           1,405,687*
        5,880    7.80% Pfd. ...................................................................             615,489*
        2,000    7.88% Pfd. ...................................................................             208,890*
       23,914    $1.96 Pfd. ...................................................................             598,448*
        2,441  Entergy Gulf States, Inc., 7.56% Pfd. ..........................................             248,726*
               Entergy Louisiana, Inc.:
          299    5.16% Pfd. ...................................................................              25,810*
          705    6.44% Pfd. ...................................................................              71,822*
        4,074    7.36% Pfd. ...................................................................             424,287*
      175,000    8.00% Pfd., Series 92 ........................................................           4,417,000*
               Entergy Mississippi, Inc.:
        3,791    4.36% Pfd. ...................................................................             276,516*
        8,500    7.44% Pfd. ...................................................................             881,493*
       10,900  Enterprise Capital Trust I, 7.44% Pfd., Series A ...............................             274,626
               Florida Power Company:
       10,000    4.58% Pfd. ...................................................................             867,400*
        2,000    4.75% Pfd. ...................................................................             179,050*
               Great Plains Energy, Inc.:
        1,625    4.20% Pfd. ...................................................................             118,479*
        2,000    4.35% Pfd. ...................................................................             151,030*
               Hawaiian Electric Company, Inc.:
        1,411    5.00% Pfd., Series D .........................................................              25,984*
        6,688    5.00% Pfd., Series E .........................................................             123,160*
   $3,750,000  Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security .....           3,959,850
        5,291  Idaho Power Company, 7.68% Pfd., Series 1 ......................................             547,248*
        8,000  Indiana Michigan Power Company, 6.875% Sinking Fund Pfd. .......................             797,320*
       30,500  Indianapolis Power & Light Company, 5.65% Pfd. .................................           2,757,963*
      340,000  Interstate Power & Light Company, 8.375% Pfd., Series B ........................          10,825,600*
        2,588  New York State Electric & Gas, $4.50 Pfd., Series 1949 .........................             213,251*
       12,265  Northern Indiana Public Service Company, Series A, Adj. Rate Pfd. ..............             631,954*
               Ohio Power Company:
        3,018    4.20% Pfd. ...................................................................             240,731*
        1,251    4.40% Pfd. ...................................................................             104,540*
        1,724    5.90% Sinking Fund Pfd. ......................................................             172,460*


--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
-------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
               Pacific Enterprises:
       13,680    $4.36 Pfd. ...................................................................    $      1,099,804*
       24,985    $4.50 Pfd. ...................................................................           2,073,255*
       15,730    $4.75 Pfd., Series 53 ........................................................           1,377,791*
               PacifiCorp:
        5,672    $4.56 Pfd. ...................................................................             483,708*
        6,458    $4.72 Pfd. ...................................................................             570,080*
       12,250    $7.48 Sinking Fund Pfd. ......................................................           1,282,085*
               PECO Energy Company:
        1,100    $4.30 Pfd., Series B .........................................................              88,732*
        5,000    $4.40 Pfd., Series C .........................................................             412,700*
       17,537  Portland General Electric, 7.75% Sinking Fund Pfd. .............................           1,822,270*
       19,209  Potomac Electric Power Company, $3.40 Sinking Fund Pfd. ........................             962,083*
       14,020  Public Service Electric & Gas Company, 5.28% Pfd., Series E ....................           1,332,531*
       25,921  REI Trust I, 7.20% Pfd., Series C ..............................................             639,989
               San Diego Gas & Electric Company:
       55,210    $1.70 Pfd ....................................................................           1,443,189*
       34,000    $1.7625 Sinking Fund Pfd. ....................................................             880,600*
       60,000  Savannah Electric & Gas Company, 6.00% Pfd. ....................................           1,625,400*
               South Carolina Electric & Gas Company:
       14,226    5.125% Purchase Fund Pfd., Pvt. ..............................................             749,212*
        7,774    6.00% Purchase Fund Pfd., Pvt. ...............................................             396,552*
       60,000  Southern Union Company, 7.55% Pfd. .............................................           1,641,900*
     $750,000  TXU Electric Capital V, 8.175% 01/30/37 Capital Security .......................             832,931
       10,000  TXU US Holdings Company, $4.00 Pfd., Series TES ................................             716,400*
        5,600  Union Electric Company, 4.56% Pfd. .............................................             500,892*
               Virginia Electric & Power Company:
        1,665    $4.04 Pfd. ...................................................................             132,509*
        2,270    $4.20 Pfd. ...................................................................             187,808*
        1,673    $4.80 Pfd. ...................................................................             158,182*
        2,878    $6.98 Pfd. ...................................................................             297,197*
       12,500    $7.05 Pfd. ...................................................................           1,291,313*
        2,262  Washington Gas & Light Company, $4.25 Pfd. .....................................             192,541*
       12,863  Wisconsin Power & Light Company, 6.20% Pfd. ....................................           1,321,159*


--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
-----------------------------------

SHARES/$ PAR                                                                                             VALUE
-------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
               Xcel Energy, Inc.:
       15,000    $4.08 Pfd., Series B .........................................................    $      1,092,375*
       20,040    $4.10 Pfd., Series C .........................................................           1,466,527*
       35,510    $4.11 Pfd., Series D .........................................................           2,582,465*
       17,750    $4.16 Pfd., Series E .........................................................           1,318,026*
       10,000    $4.56 Pfd., Series G .........................................................             813,900*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         87,922,063
                                                                                                   ----------------
               OIL AND GAS -- 4.8%
---------------------------------------------------------------------------------------------------------------------
       17,200  Anadarko Petroleum Corporation, 5.46% Pfd. .....................................           1,726,536*
        6,650  Apache Corporation, 5.68% Pfd., Series B .......................................             678,799*
        6,125  EOG Resources, Inc., 7.195% Pfd., Series B .....................................           6,704,823*
       10,000  Lasmo America Limited, 8.15% Pfd., 144A*** .....................................           1,152,800*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,262,958
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 1.0%
---------------------------------------------------------------------------------------------------------------------
       40,000  Health Care Property Investments, 7.10% Pfd., REIT, Series F ...................           1,014,200
       40,000  Regency Centers Corporation, 7.25% Pfd., REIT ..................................           1,011,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,025,600
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.7%
---------------------------------------------------------------------------------------------------------------------
       13,600  E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ......................           1,176,944*
       36,200  Farmland Industries, Inc., 8.00% Pfd., 144A*** .................................                  --+
       30,500  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A*** .............................           2,536,075*
       26,000  Touch America Holdings, $6.875 Pfd. ............................................                  --+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,713,019
                                                                                                   ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $182,124,539) ..........................................................         199,168,010
                                                                                                   ----------------
CORPORATE DEBT SECURITY -- 1.0%
               OIL AND GAS -- 1.0%
---------------------------------------------------------------------------------------------------------------------
       85,900  Nexen, Inc., 7.35% Subordinated Notes ..........................................           2,231,682(1)
-------------------------------------------------------------------------------------------------------------------
               TOTAL CORPORATE DEBT SECURITY
                 (Cost $2,245,426) ............................................................           2,231,682
                                                                                                   ----------------

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                                            ------------------------------------

SHARES/$ PAR                                                                                             VALUE
-------------                                                                                         ------------
COMMON STOCK AND CONVERTIBLE SECURITIES -- 4.2%
               INSURANCE -- 0.4%
---------------------------------------------------------------------------------------------------------------------
       25,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 ...............    $        831,375
-------------------------------------------------------------------------------------------------------------------
                                                                                                            831,375
                                                                                                   ----------------
               UTILITIES -- 3.8%
---------------------------------------------------------------------------------------------------------------------
       97,500  Duke Energy Corporation ........................................................           2,160,112*
       80,000  FPL Group, Inc., 8.50% Mandatory Convertible, Series A, 02/16/05 ...............           4,606,800
       30,000  TXU Corporation, 8.75% Mandatory Convertible, 11/16/05 .........................           1,371,150
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,138,062
                                                                                                   ----------------
               TOTAL COMMON STOCK AND CONVERTIBLE SECURITIES
                 (Cost $8,266,366) ............................................................           8,969,437
                                                                                                   ----------------
OPTION CONTRACTS -- 0.1%
        1,325  October Put Options on December U.S. Treasury Bond Futures, Expiring 9/25/04 ...             135,547+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,054,346) ............................................................             135,547
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
-----------------------------------

SHARES/$ PAR                                                                                             VALUE
-------------                                                                                         ------------
MONEY MARKET FUND -- 0.5%
      960,933  BlackRock Provident Institutional, TempFund ....................................    $        960,933
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $960,933) ..............................................................             960,933
                                                                                                   ----------------

 TOTAL INVESTMENTS (Cost $194,651,610**) ...........................................       99.5%        211,465,609
 OTHER ASSETS AND LIABILITIES (Net) ................................................        0.5%          1,002,374
                                                                                      ----------   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ..........................      100.0%++ $    212,467,983
                                                                                      ----------   ----------------
 MONEY MARKET CUMULATIVE PREFERRED STOCK(TM)(MMP(R)) REDEMPTION VALUE .........................         (70,000,000)
 ACCUMULATED UNDECLARED DISTRIBUTIONS TO MMP(R) ...............................................             (62,383)
                                                                                                   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ...................................................    $    142,405,600
                                                                                                   ================

-----------------------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Aggregate cost of securities held.
*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(1)  Foreign issuer.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

      ABBREVIATIONS:
REIT  -- Real Estate Investment Trust
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
         Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                                  FINANCIAL DATA
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                      ------------------------------------------

                                        TOTAL                                             DIVIDEND
                                      DIVIDENDS       NET ASSET          NYSE           REINVESTMENT
                                         PAID            VALUE       CLOSING PRICE        PRICE(1)
                                     -----------      ----------    --------------     -------------
December 31, 2003 - Extra .........   $0.0300          $12.63           $14.36             $13.64
December 31, 2003 .................    0.0755           12.63            14.36              13.64
January 31, 2004 ..................    0.0755           12.89            14.80              14.06
February 29, 2004 .................    0.0755           13.01            14.57              13.84
March 31, 2004 ....................    0.0755           12.99            14.80              14.06
April 30, 2004 ....................    0.0755           12.68            12.97              12.68
May 31, 2004 ......................    0.0755           12.26            13.25              12.59
June 30, 2004 .....................    0.0755           12.14            12.55              12.14
July 31, 2004 .....................    0.0755           12.11            12.68              12.11
August 31, 2004 ...................    0.0755           12.32            13.79              13.10

--------------------
 (1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine  Preferred Income Opportunity Fund Incorporated
STATEMENT OF CHANGES IN NET ASSETS  AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2003 THROUGH AUGUST 31, 2004 (UNAUDITED)
-----------------------------------------------------------------------

                                                                                                     VALUE
                                                                                                    (000'S)
                                                                                                    --------

OPERATIONS:
--------------------------------------------------------------------------------------------------------------
     Net investment income .................................................................... $       8,523
     Net realized gain on investments sold during the period ..................................           267
     Change in net unrealized depreciation of investments held during the period ..............        (3,074)
     Distributions to Money Market Cumulative Preferred(TM)Stock Shareholders from net
         investment income, including changes in accumulated undeclared distributions .........          (697)
                                                                                                -------------
         NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................................         5,019

DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------------
     Dividends paid from net investment income to Common Stock Shareholders(2) ................        (8,168)
                                                                                                -------------
         TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .....................................        (8,168)

FUND SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------------
     Increase from Common Stock Transactions ..................................................         1,252
                                                                                                -------------
         NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..............................         1,252


NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE                                    -------------
     PERIOD ...................................................................................        (1,897)
                                                                                                =============

NET ASSETS AVAILABLE TO COMMON STOCK:
--------------------------------------------------------------------------------------------------------------
     Beginning of period ......................................................................       144,303
     Net decrease during the period ...........................................................        (1,897)
                                                                                                -------------
     End of period ............................................................................ $     142,406
                                                                                                =============

--------------------------------------------------------
(1) These tables summarize the nine months ended August 31, 2004 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2003.
(2)  Includes income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2003 THROUGH AUGUST 31, 2004 (UNAUDITED) FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period .....................................................    $     12.59
                                                                                                   -----------
INVESTMENT OPERATIONS:
     Net investment income ....................................................................           0.74
     Net realized loss and unrealized depreciation on investments .............................          (0.24)

DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income (including change in accumulated undeclared
         dividends on MMP(R)*) ................................................................          (0.06)
     From net realized capital gains ..........................................................             --
                                                                                                   -----------
     Total from investment operations .........................................................           0.44
                                                                                                   -----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ...............................................................          (0.71)
     From net realized capital gains ..........................................................             --
                                                                                                   -----------
     Total distributions to Common Shareholders ...............................................          (0.71)
                                                                                                   -----------
     Net asset value, end of period ...........................................................    $     12.32
                                                                                                   -----------
     Market value, end of period ..............................................................    $     13.79
                                                                                                   -----------
     Common shares outstanding, end of period .................................................     11,556,706
                                                                                                   -----------
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK
     SHAREHOLDERS:
     Net investment income+ ...................................................................           7.21%**
     Operating expenses .......................................................................           1.53%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ..................................................................             23%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) .......    $   212,468
     Ratio of operating expenses to total average net assets available to Common and
         Preferred Stock ......................................................................           1.03%**

(1) These tables summarize the nine months ended August 31, 2004 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2003.
*    Money Market Cumulative Preferred(TM) Stock.
**   Annualized.
***  Not Annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
++   Information presented under heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------

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

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

[BEGIN SIDEBAR]
DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert M. Ettinger, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer
     and Secretary
   Peter C. Stimes, CFA
     Chief Compliance
     Officer and Vice President
   Bradford S. Stone
     Vice President
   Laurie Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's
     Transfer Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710
THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.
[END SIDEBAR]

                               [GRAPHIC OMITTED]
                                   LIGHTHOUSE

                              FLAHERTY & CRUMRINE
                              ===================
                                PREFERRED INCOME
                                OPPORTUNITY FUND

                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2004

                        web site: www.preferredincome.com